Stock-based Compensation	6 Months Ended
Jun. 30, 2013
Stock-based Compensation

(9) Stock-based Compensation

The fair value for options granted was estimated at the date of the grant using a Black-Scholes option-pricing model. The weighted-average grant date fair value of options granted was $8.98 and $3.35 for the six months ended June 30, 2013 and 2012, respectively. The following table presents the weighted-average assumptions for options granted during the periods presented:

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Expected term (in years)	6.3	6.2
Risk-free interest rate	1.37%	1.02%
Dividend yield	None	None
Volatility rate	42%	44%

The following table presents the effects of stock based compensation on the Company’s condensed consolidated statement of operations during the periods presented (in thousands):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Stock-based compensation expense:
Marketing	$117	$198
Technology and development	318	522
Customer service and operations	109	184
General and administrative	464	833

Stock option activity and related information during the period indicated was as follows (unaudited):

	Options Outstanding	Weighted- Average Exercise Price	Options Exercisable	Exercisable Weighted- Average Exercise Price
Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20
Granted	354,250	20.82
Exercised	(265,560)	2.02
Forfeited	(88,749)	10.34

Outstanding at June 30, 2013	6,730,461	$5.98	3,694,041	$2.94

On May 31, 2013, the Company granted 6,056 shares of unrestricted stock to certain non-employee directors of the Company who elected to receive their annual retainer in the form of Company stock in accordance with the Company’s Non-Employee Director Compensation Policy. These unrestricted stock awards were granted under the 2012 Stock Option and Incentive Plan and were fully vested on the date of grant.

As of June 30, 2013, there were 6,669,575 options that had vested and are expected to vest with a weighted-average exercise price of $5.95 and a weighted-average contractual life of 6.8 years. As of December 31, 2012, there were 6,663,152 options that had vested and were expected to vest with a weighted-average exercise price of $5.08 and a weighted-average contractual life of 7.1 years.

The aggregate intrinsic value of options outstanding was $114.0 million and the aggregate intrinsic value of options exercisable was $73.8 million as of June 30, 2013.

The total intrinsic value of options exercised was approximately $4.0 million and $86,000 for the six months ended June 30, 2013 and 2012, respectively.

The total fair value of options vested was approximately $1.9 million and $563,000 for the six months ended June 30, 2013 and 2012, respectively.

As of June 30, 2013, there was $11.3 million of total unrecognized compensation expense related to option grants, which is expected to be recognized over a weighted-average period of 3.22 years.